Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Net sales	$ 315,362	$ 320,042
Flights | Services transferred at a point in time:
Disaggregation of Revenue [Line Items]
Net sales	303,299	314,039
Memberships | Services transferred over time:
Disaggregation of Revenue [Line Items]
Net sales	5,458	3,939
MRO | Services transferred over time:
Disaggregation of Revenue [Line Items]
Net sales	4,606	1,556
Fractional ownership purchase price | Services transferred over time:
Disaggregation of Revenue [Line Items]
Net sales	$ 1,999	$ 508